Subsequent Events (Details)	12 Months Ended	3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		1 Months Ended		3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Subsequent Events [Member]	Apr. 01, 2014 Subsequent Events [Member]	Mar. 31, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Apr. 01, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]	Mar. 31, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Apr. 01, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]	Mar. 31, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Apr. 01, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]	Mar. 27, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Blenheim [Member]	Mar. 27, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Aventis [Member]	Mar. 31, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Apr. 01, 2014 Subsequent Events [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Subsequent Events [Line Items]
Annual flat rate brokerage fees for the Partnerships (in hundredths)	6.00%	6.00%		4.60%		4.60%		6.00%				6.00%
Future annual flat rate brokerage fees for the Partnerships (in hundredths)			4.00%		3.60%		3.60%		4.00%				4.00%
Management fee, monthly basis (in hundredths)										0.1667%	0.1042%
Management fee, annual basis (in hundredths)										2.00%	1.25%
Asset allocation (in hundredths)										20.00%